UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Greenhaven Associates, Inc.
      Three Manhattanville Road
      Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim            Purchase, NY          July 24, 2006
-----------------------            ------------          -------------
      [Signature]                 [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                        Name

----------------------------------          ------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                    COL 1            COL 2       COL 3        COL 4       COL 5              COL 6                   COL 7
                                    TITLE OF                  VALUE     PRINCIPAL                 SHARED     VOTING AUTHORITY SHARES
                  SECURITY           CLASS       CUSIP       ($000)       AMOUNT      SOLE         OTHER        SOLE          NONE
Advance Auto Parts (AAP)             COMMON    00751Y106     145,159    5,022,800   1,175,600    3,847,200   1,175,600     3,847,200
Alcoa Inc (AA)                       COMMON    013817101     135,805    4,196,700      50,000    4,146,700      50,000     4,146,700
American Int'l Group (AIG)           COMMON    026874107     362,726    6,142,700   1,041,500    5,101,200   1,041,500     5,101,200
Anadarko Petroleum Corp (APC)        COMMON    032511107         954       20,000                   20,000                    20,000
Burlington Northern Santa Fe (BNI)   COMMON    12189T104     232,908    2,938,900     238,500    2,700,400     238,500     2,700,400
Caraustar Industries (CSAR)          COMMON    140909102         336       37,385      37,385            0      37,385             0
Cathay Pacific Airways (CPCAY)       COMMON    148906308       3,480      400,000      19,000      381,000      19,000       381,000
China Netcom Group - ADR (CN)        COMMON    16940Q101      60,946    1,733,400      80,000    1,653,400      80,000     1,653,400
CSX Corp (CSX)                       COMMON    126408103      43,511      617,700      35,000      582,700      35,000       582,700
Genesis Energy LP (GEL)              COMMON    371927104       6,039      432,000     266,210      165,790     266,210       165,790
Hartford Financial (HIG)             COMMON    416515104     254,912    3,013,150     467,500    2,545,650     467,500     2,545,650
Honda Motors (HMC)                   COMMON    438128308     194,446    6,110,800     834,300    5,276,500     834,300     5,276,500
MDC Holdings, Inc. (MDC)             COMMON    552676108      64,367    1,239,500     154,000    1,085,500     154,000     1,085,500
Norfolk Southern Corp (NSC)          COMMON    655844108      84,167    1,581,500     187,000    1,394,500     187,000     1,394,500
Plains All Amer Pipeline LP (PAA)    COMMON    726503105       1,528       35,000                   35,000                    35,000
RHJ International (RHJIF)            COMMON    749561205      34,610    1,632,025   1,198,900      433,125   1,198,900       433,125
Smurfit Stone (SSCC)                 COMMON    832727101      43,793    4,003,000   2,095,000    1,908,000   2,095,000     1,908,000
Standard Pacific Corp (SPF)          COMMON    85375C101      22,475      874,500     447,100      427,400     447,100       427,400
Timberwest Forest CRP (TWTUF)        COMMON    887147205       2,264      175,100      14,000      161,100      14,000       161,100
Toll Brothers, Inc. (TOL)            COMMON    889478103       1,007       39,400      14,900       24,500      14,900        24,500
Toyota Motor Corp [TM]               COMMON    892331307     468,338    4,477,850     678,000    3,799,850     678,000     3,799,850
Union Pacific Corp (UNP)             COMMON    907818108     454,184    4,885,800     817,000    4,068,800     817,000     4,068,800
UnumProvident Corp (UNM)             COMMON    91529Y106     145,498    8,025,265   1,502,500    6,522,765   1,502,500     6,522,765
Weyerhaeuser Co (WY)                 COMMON    962166104     169,522    2,723,250     172,900    2,550,350     172,900     2,550,350
YARA International (YARIY)           COMMON    984851204      76,515    5,742,000     500,000    5,242,000     500,000     5,242,000
                                                          $3,009,492
------------------------------------------------------------------------------------------------------------------------------------
